John Hancock Fundamental Equity Income Fund Expense Example - Class A C R6 [Member] - John Hancock Fundamental Equity Income Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 605
Expense Example, with Redemption, 3 Years	1,254
Expense Example, with Redemption, 5 Years	1,926
Expense Example, with Redemption, 10 Years	3,714
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	286
Expense Example, with Redemption, 3 Years	1,016
Expense Example, with Redemption, 5 Years	1,862
Expense Example, with Redemption, 10 Years	3,893
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	718
Expense Example, with Redemption, 5 Years	1,377
Expense Example, with Redemption, 10 Years	3,146
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	685
Expense Example, with Redemption, 5 Years	1,323
Expense Example, with Redemption, 10 Years	$ 3,040